Consolidated Statements of Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
REVENUE
Revenue - third party		$ 18,799,099	$ 18,079,518	$ 20,107,213
Revenue - related party		1,022,358	1,111,023	657,060
Total revenue		19,821,457	19,190,541	20,764,273
COST OF REVENUE AND RELATED TAX
Cost of revenue		12,856,556	12,832,570	14,178,081
Business and sales related tax		180,067	159,453	225,056
Total cost of revenue and related tax		13,036,623	12,992,023	14,403,137
GROSS PROFIT		6,784,834	6,198,518	6,361,136
OPERATING EXPENSES
Selling expenses		453,311	402,013	488,998
General and administrative expenses		1,921,367	1,773,449	1,673,776
Research and development expenses		1,542,894	1,892,532	1,566,860
Total operating expenses		3,917,572	4,067,994	3,729,634
INCOME FROM OPERATIONS		2,867,262	2,130,524	2,631,502
OTHER INCOME (EXPENSE)
Interest income (expense), net		182,682	181,605	(9,492)
Foreign exchange (loss) gain		(50,406)	186,394	63,355
Other income, net		222,399	244,115	194,982
Total other income, net		354,675	612,114	248,845
INCOME BEFORE INCOME TAX PROVISION		3,221,937	2,742,638	2,880,347
PROVISION FOR INCOME TAXES		343,707	36,111	248,641
NET INCOME		2,878,230	2,706,527	2,631,706
Foreign currency translation (loss) gain		(493,232)	(1,499,721)	594,716
TOTAL COMPREHENSIVE INCOME		$ 2,384,998	$ 1,206,806	$ 3,226,422
Earnings per common share - basic (in Dollars per share)		$ 0.02	$ 0.02	$ 0.02
Weighted average shares - basic (in Shares)	[1]	145,136,980	135,000,000	135,000,000

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.